Discontinued Operations - Income Statement Disclosures (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of taxes	$ 0	$ 6	$ 103	$ 144	$ 119	$ 127	$ 130	$ 127	$ 151	$ 372	$ 535	$ 503
Park and HGV spin-offs [Member] | Discontinued operations, disposed of by means other than sale, spinoff [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Franchise fees					10					38	35	22
Base and other management fees					7					30	27	24
Owned and leased hotels					648					2,674	2,637	2,463
Timeshare					326					1,390	1,308	1,171
Other revenues					3					13	13	10
Other revenues from managed and franchised properties					30					136	119	124
Total revenues from discontinued operations					1,024					4,281	4,139	3,814
Owned and leased hotels					449					1,805	1,754	1,666
Timeshare					217					948	897	767
Depreciation and amortization					77					322	307	265
General and administrative					10					144	10	5
Other expenses					2					18	24	17
Other expenses from managed and franchised properties					30					136	119	124
Total expenses from discontinued operations					785					3,373	3,111	2,844
Gain on sales of assets, net										1	143	0
Operating income from discontinued operations					239					909	1,171	970
Interest expense					(49)					(193)	(198)	(202)
Gain on foreign currency transactions										3	0	0
Other non-operating income (loss), net					4					(20)	(10)	46
Income from discontinued operations before income taxes					194					699	963	814
Income tax expense					(75)					(327)	(428)	(311)
Income from discontinued operations, net of taxes					119					372	535	503
Income from discontinued operations attributable to noncontrolling interests, net of taxes					(2)					(6)	(7)	(4)
Income from discontinued operations attributable to Hilton stockholders, net of taxes					$ 117					$ 366	$ 528	$ 499